Fair Value of Financial Instruments (excluding PSSVSA) - Valuation Hierarchy (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 003
Fair Value of Financial Instruments (excluding PSSVSA)
Transfers between levels	$ 0	$ 0